As filed with the Securities and Exchange Commission on or about April 12, 2001

                                        Securities Act Registration No. 33-61545
                                Investment Company Act Registration No. 811-7335


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
         Pre-Effective Amendment No.                                        [ ]
                                      --------

         Post-Effective Amendment No.    16                                 [X]
                                      --------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
         Amendment No.    17                                                [X]
                       ------
                        (Check appropriate box or boxes)

                          STRONG INCOME FUNDS II, INC.
              (formerly known as Strong Institutional Funds, Inc.)
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                             53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400
                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

[X] immediately  upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after  filing  pursuant to  paragraph  (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 12th day of April, 2001.

                                  STRONG INCOME FUNDS II, INC.
                                  (Registrant)


                                   By: /S/ ELIZABETH N. COHERNOUR
                                      -----------------------------------------
                                       Elizabeth N. Cohernour, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                         TITLE                           DATED AS OF


                                                Chairman of the Board (Principal
                                                Executive Officer) and a Director                April 12, 2001
-----------------------------------------------
Richard S. Strong*

                                                Treasurer (Principal Financial and
/S/ JOHN W. WIDMER                              Accounting Officer)                              April 12, 2001
-----------------------------------------------
John W. Widmer



                                                Director                                         April 12, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                         April 12, 2001
-----------------------------------------------
Willie D. Davis*


                                                Director                                         April 12, 2001
-----------------------------------------------
William F. Vogt*


                                                Director                                         April 12, 2001
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         April 12, 2001
-----------------------------------------------
Neal Malicky*

* Cathleen A. Ebacher signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A.


                                              By:  /S/ CATHLEEN A. EBACHER
                                                 -------------------------------
                                                       Cathleen A. Ebacher

                                  EXHIBIT INDEX

                                                                                                EDGAR
EXHIBIT NO.                                             EXHIBIT                                 EXHIBIT NO.
-----------                                             -------                                 -----------

(a.4)                    Amendment to Articles of Incorporation dated April 9, 2001             EX-99.a4
(b.2)                    Amendment to Bylaws dated April 5, 2001                                EX-99.b2
(e)                      Distribution Agreement                                                 EX-99.e
(e.1)                    Class B, Class C and Class L Shares Distribution Agreement             EX-99.e1
(h)                      Transfer and Dividend Disbursing Agent Agreement                       EX-99.h
(h.1)                    Amended and Restated Administration Agreement - Institutional Class    EX-99.h1
                         Shares
(h.2)                    Amended and Restated Administration Agreement - Class Z Shares         EX-99.h2
(h.3)                    Class A, B, C, and L Shares Amended and Restated Administration        EX-99.h3
                         Agreement
(m)                      Amended and Restated Rule 12b-1 Distribution Plan                      EX-99.m
(n)                      Amended and Restated Rule 18f-3 Multiple Class Plan                    EX-99.n
(p)                      Code of Ethics for Access Persons dated April 5, 2001                  EX-99.p
